SCHEDULE OF INDEFINITE - LIVED INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset - Part 135 certificate		$ 1,200	$ 1,200